Provisions, contingent liabilities, contingent assets and credit commitments - Undrawn credit commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Undrawn credit commitments
Letters of credit and guarantees	$ 11,868	$ 11,323
Commitments to extend credit	188,183	188,768
Other	48
Total undrawn credit commitments	200,099	200,091
Letters of credit and guarantees, commitments to customers which had not yet been accepted	10,400	9,700
Undrawn credit commitments related to facilities held for sale	0	800
Parent Entity
Undrawn credit commitments
Letters of credit and guarantees	11,324	10,796
Commitments to extend credit	165,260	163,685
Other	48
Total undrawn credit commitments	$ 176,632	$ 174,481